Warrants - Fair Value Assumptions (Details)	Mar. 31, 2023 Y	Mar. 31, 2022 Y
Expected volatility range
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.4779
Expected volatility range | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.4697
Expected volatility range | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.4800
Expected volatility range | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.4699
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0000	0.0000
Risk-free interest rates range
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0380
Risk-free interest rates range | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0052
Risk-free interest rates range | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		2.33
Risk-free interest rates range | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0054
Expected term range
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	3.13
Expected term range | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		3.22
Expected term range | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		10.23
Expected term range | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		9.82